Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 0.3%
Media 0.3%
iHeartMedia, Inc., Class A(a)	96,778	305,819
Total Communication Services		305,819
Consumer Discretionary 11.5%
Auto Components 4.1%
Atmus Filtration Technologies, Inc.(a)	52,560	1,095,876
Visteon Corp.(a)	20,000	2,761,400
Total		3,857,276
Hotels, Restaurants & Leisure 3.9%
Six Flags Entertainment Corp.(a)	81,790	1,922,883
Texas Roadhouse, Inc.	17,879	1,718,172
Total		3,641,055
Household Durables 1.8%
KB Home	35,494	1,642,662
Textiles, Apparel & Luxury Goods 1.7%
Kontoor Brands, Inc.	37,022	1,625,636
Total Consumer Discretionary		10,766,629
Consumer Staples 1.9%
Food Products 1.9%
Nomad Foods Ltd.(a)	119,930	1,825,335
Total Consumer Staples		1,825,335
Energy 7.9%
Energy Equipment & Services 3.0%
Patterson-UTI Energy, Inc.	199,387	2,759,516
Oil, Gas & Consumable Fuels 4.9%
Devon Energy Corp.	35,054	1,672,076
PBF Energy, Inc., Class A	55,000	2,944,150
Total		4,616,226
Total Energy		7,375,742
Financials 25.0%
Banks 11.5%
Axos Financial, Inc.(a)	68,369	2,588,450
First Hawaiian, Inc.	71,929	1,298,318
OceanFirst Financial Corp.	89,044	1,288,467
Pacific Premier Bancorp, Inc.	84,030	1,828,493
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	31,922	2,011,405
Stock Yards Bancorp, Inc.	44,747	1,758,110
Total		10,773,243
Consumer Finance 1.7%
PROG Holdings, Inc.(a)	49,550	1,645,555
Financial Services 4.4%
I3 Verticals, Inc.(a)	66,589	1,407,692
Radian Group, Inc.	109,721	2,755,094
Total		4,162,786
Insurance 7.4%
CNO Financial Group, Inc.	72,987	1,731,982
Hanover Insurance Group, Inc. (The)	16,876	1,872,898
Kemper Corp.	50,000	2,101,500
Skyward Specialty Insurance Group, Inc.(a)	45,166	1,235,742
Total		6,942,122
Total Financials		23,523,706
Health Care 7.9%
Biotechnology —%
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Health Care Equipment & Supplies 4.7%
CONMED Corp.	21,691	2,187,537
LivaNova PLC(a)	41,393	2,188,862
Total		4,376,399
Health Care Providers & Services 3.0%
Guardant Health, Inc.(a)	30,000	889,200
Tenet Healthcare Corp.(a)	28,670	1,889,066
Total		2,778,266
Pharmaceuticals 0.2%
Ligand Pharmaceuticals, Inc.(a)	3,702	221,824
Total Health Care		7,376,489
Industrials 16.7%
Aerospace & Defense 2.5%
Curtiss-Wright Corp.	11,898	2,327,606
2	Columbia Variable Portfolio – Select Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.8%
Zurn Elkay Water Solutions Corp.	92,947	2,604,375
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	12,068	1,620,732
Construction & Engineering 2.9%
Primoris Services Corp.	82,046	2,685,365
Electrical Equipment 2.5%
Bloom Energy Corp., Class A(a)	42,700	566,202
Regal Rexnord Corp.	12,657	1,808,432
Total		2,374,634
Ground Transportation 1.7%
Knight-Swift Transportation Holdings, Inc.	31,071	1,558,211
Passenger Airlines 0.8%
Spirit Airlines, Inc.	48,658	802,857
Professional Services 1.8%
CACI International, Inc., Class A(a)	5,487	1,722,534
Total Industrials		15,696,314
Information Technology 9.4%
Communications Equipment 4.8%
Extreme Networks, Inc.(a)	94,243	2,281,623
Viavi Solutions, Inc.(a)	240,083	2,194,359
Total		4,475,982
Semiconductors & Semiconductor Equipment 4.6%
Kulicke & Soffa Industries, Inc.	29,942	1,456,079
MACOM Technology Solutions Holdings, Inc.(a)	35,000	2,855,300
Total		4,311,379
Total Information Technology		8,787,361
Materials 9.3%
Chemicals 1.4%
Minerals Technologies, Inc.	23,531	1,288,557
Construction Materials 2.4%
Summit Materials, Inc., Class A(a)	70,747	2,203,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 2.0%
O-I Glass, Inc.(a)	114,217	1,910,850
Metals & Mining 3.5%
ATI, Inc.(a)	80,752	3,322,945
Total Materials		8,725,414
Real Estate 6.1%
Health Care REITs 1.5%
Physicians Realty Trust	113,467	1,383,163
Hotel & Resort REITs 1.7%
Apple Hospitality REIT, Inc.	100,000	1,534,000
Industrial REITs 0.6%
First Industrial Realty Trust, Inc.	12,113	576,458
Specialized REITs 2.3%
Gaming and Leisure Properties, Inc.	28,106	1,280,228
Outfront Media, Inc.	90,000	909,000
Total		2,189,228
Total Real Estate		5,682,849
Utilities 2.7%
Electric Utilities 2.7%
Portland General Electric Co.	63,743	2,580,317
Total Utilities		2,580,317
Total Common Stocks (Cost $78,582,955)		92,645,975

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(e),(f)	1,339,307	1,338,905
Total Money Market Funds (Cost $1,338,904)		1,338,905
Total Investments in Securities (Cost: $79,921,859)		93,984,880
Other Assets & Liabilities, Net		(71,701)
Net Assets		93,913,179

Columbia Variable Portfolio – Select Small Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	3,775,690	9,234,331	(11,670,557)	(559)	1,338,905	546	98,588	1,339,307
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Small Cap Value Fund | Third Quarter Report 2023

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3QT7022_12_B01_(11/23)